Acquisition Of Asanko Gold - Summary of Acquisition Date Fair Value of Major Class of Consideration Transferred (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Total consideration transferred	$ 165.0
Asanko [member]
Disclosure of detailed information about business combination [line items]
Cash - Asanko redeemable preference shares and equity	$ 165.0